Note 12 - Subsequent Event (Details Textual) - USD ($)	1 Months Ended
	Apr. 30, 2017	Mar. 31, 2017	Mar. 23, 2017
Stock Issued During Period, Shares, Warrants Exercised		983,334
Proceeds from Warrant Exercises		$ 49,167
Subsequent Event [Member]
Stock Issued During Period, Shares, Warrants Exercised	2,500,000		983,334
Proceeds from Warrant Exercises	$ 100,000		$ 49,167